T. ROWE PRICE Spectrum Income Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  4.3%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 800,000 800
Affirm Asset Securitization Trust
Series 2025-X2, Class C
4.93%, 10/15/30 (1) 850,000 851
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 1,395,000 1,398
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 935,000 931
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 1,270,000 1,265
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 900,000 899
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 875,000 873
AIMCO
Series 2024-21A, Class B, CLO, FRN
3M TSFR + 1.92%, 5.588%, 4/18/37 (1) 380,000 380
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class D
6.315%, 5/17/32 (1) 414,067 420
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 510,234 514
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 705,724 707
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 705,724 707
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  1,770,000 1,760
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32%, 4/18/28  281,237 282
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 435,000 441

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 340,000 345
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 100,000 101
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 1,695,000 1,693
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.17%, 7/20/36 (1) 870,000 870
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.531%, 10/22/34 (1) 1,675,000 1,673
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 2,975,805 2,903
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.418%, 7/18/34 (1) 425,000 424
ARI Fleet Lease Trust
Series 2025-B, Class A3
4.60%, 3/15/34 (1) 1,770,000 1,782
ARI Fleet Lease Trust
Series 2026-A, Class B
4.38%, 11/15/34 (1) 1,040,000 1,032
ARI Fleet Lease Trust
Series 2026-A, Class C
4.61%, 11/15/34 (1) 1,030,000 1,022
Auxilior Term Funding
Series 2023-1A, Class D
7.27%, 12/16/30 (1) 2,130,000 2,190
Avis Budget Rental Car Funding AESOP
Series 2021-2A, Class D
4.08%, 2/20/28 (1) 875,000 865
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2023-1A, Class A
5.25%, 4/20/29 (1) 315,000 319
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 1,730,000 1,754

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 930,000 919
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 940,000 926
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.30%, 7/17/35 (1) 450,000 449
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.298%, 1/18/35 (1) 1,750,000 1,748
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.418%, 1/24/35 (1) 2,100,000 2,097
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 7/15/34 (1) 1,755,000 1,753
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class D, FRN
SOFR30A + 2.05%, 5.712%, 12/26/31 (1) 1,235,774 1,244
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class E, FRN
SOFR30A + 3.60%, 7.262%, 12/26/31 (1) 411,925 418
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.962%, 7/27/48 (1) 868,856 868
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.362%, 7/27/48 (1) 1,808,725 1,812
Benefit Street Partners XXV
Series 2021-25A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.122%, 1/15/35 (1) 765,000 763
BlueMountain
Series 2018-3A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.518%, 10/25/30 (1) 2,500,000 2,500
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  1,100,000 1,091
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  100,000 100
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  165,000 165

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2022-2, Class D
4.75%, 10/16/28  365,000 365
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  110,000 112
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  35,000 35
CarMax Auto Owner Trust
Series 2025-2, Class B
4.96%, 11/15/30  440,000 446
CarMax Auto Owner Trust
Series 2025-2, Class C
5.16%, 1/15/31  500,000 508
CarMax Auto Owner Trust
Series 2025-4, Class B
4.42%, 7/15/31  1,050,000 1,049
CarMax Auto Owner Trust
Series 2025-4, Class C
4.81%, 9/15/31  1,050,000 1,056
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  150,000 152
Carvana Auto Receivables Trust
Series 2021-N4, Class A2
1.80%, 9/11/28  82,134 81
Carvana Auto Receivables Trust
Series 2021-P3, Class D
2.25%, 9/11/28  1,835,000 1,787
Carvana Auto Receivables Trust
Series 2023-P4, Class C
6.55%, 12/10/29 (1) 99,000 104
Carvana Auto Receivables Trust
Series 2024-N1, Class E
8.28%, 3/10/31 (1) 1,500,000 1,537
Carvana Auto Receivables Trust
Series 2024-P4, Class C
5.10%, 5/12/31  2,150,000 2,146
Carvana Auto Receivables Trust
Series 2025-P2, Class C
5.48%, 11/10/31  1,700,000 1,732
Carvana Auto Receivables Trust
Series 2025-P2, Class D
5.99%, 6/10/33  850,000 862

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P3, Class C
4.99%, 1/12/32  1,000,000 999
Carvana Auto Receivables Trust
Series 2025-P3, Class D
5.47%, 9/12/33  1,000,000 990
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  335,000 334
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  276,000 275
CCG Receivables Trust
Series 2025-2, Class C
4.68%, 8/15/34 (1) 445,000 444
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 2,441,086 2,449
Chase Auto Owner Trust
Series 2025-1A, Class C
4.93%, 12/26/30 (1) 1,000,000 1,005
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 125,000 89
CyrusOne Data Centers Issuer I
Series 2023-1A, Class A2
4.30%, 4/20/48 (1) 597,000 586
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 350,000 353
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 225,000 226
Dell Equipment Finance Trust
Series 2025-1, Class B
4.96%, 2/24/31 (1) 935,000 944
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 1,380,000 1,395
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 513,000 511
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,045,000 1,039

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 473,232 470
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, 5/17/32  1,685,000 1,689
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  1,000,000 995
Drive Auto Receivables Trust
Series 2025-2, Class D
4.90%, 12/15/32  1,000,000 995
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,488,280 1,396
Elara Hgv Timeshare Issuer
Series 2025-A, Class B
4.81%, 1/25/40 (1) 745,241 742
Elara Hgv Timeshare Issuer
Series 2025-A, Class C
5.30%, 1/25/40 (1) 745,241 743
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 680,260 699
Empower
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.60%, 5.268%, 4/25/38 (1) 2,625,000 2,634
Empower
Series 2023-1A, Class BR, CLO, FRN
3M TSFR + 2.00%, 5.668%, 4/25/38 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-4, Class A3
4.56%, 11/20/28 (1) 331,000 333
Enterprise Fleet Financing
Series 2025-2, Class A4
4.58%, 12/22/31 (1) 1,250,000 1,258
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,055,000 1,054
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  1,060,000 1,054
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  835,000 832

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  500,000 497
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  555,000 548
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  1,400,000 1,406
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C
5.40%, 8/15/31  1,400,000 1,418
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,050,000 1,052
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  1,050,000 1,054
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  550,000 548
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  520,000 523
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.072%, 3/25/56 (1) 3,195,000 3,188
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  42,125 42
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  275,000 276
Ford Credit Auto Owner Trust
Series 2021-1, Class C
1.91%, 10/17/33 (1) 400,000 400
Ford Credit Auto Owner Trust
Series 2021-2, Class C
2.11%, 5/15/34 (1) 200,000 197
Ford Credit Auto Owner Trust
Series 2021-2, Class D
2.60%, 5/15/34 (1) 1,805,000 1,778
Ford Credit Auto Owner Trust
Series 2023-1, Class C
5.58%, 8/15/35 (1) 1,700,000 1,728

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 340,000 351
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class D
6.62%, 5/15/28 (1) 1,140,000 1,142
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 200,000 202
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class B
4.84%, 4/15/30  3,460,000 3,478
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,045,000 1,039
Fortress Credit BSL VIII
Series 2019-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.27%, 10/20/32 (1) 455,000 455
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.241%, 4/23/36 (1) 1,755,000 1,755
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.263%, 4/16/34 (1) 1,700,000 1,696
GM Financial Automobile Leasing Trust
Series 2024-1, Class B
5.33%, 3/20/28  887,000 889
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  1,250,000 1,260
GM Financial Automobile Leasing Trust
Series 2025-2, Class C
5.04%, 10/22/29  1,200,000 1,209
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 10/18/32  710,000 715
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 275,000 276
Golub Capital Partners B
Series 2024-76A, Class B, CLO, FRN
3M TSFR + 1.67%, 5.338%, 10/25/37 (1) 250,000 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/35 (1) 2,100,000 2,095

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,040,250 1,035
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.018%, 1/20/38 (1) 1,000,000 1,000
Halseypoint 7
Series 2023-7A, Class A1R, CLO, FRN
3M TSFR + 1.45%, 5.118%, 7/20/38 (1) 690,000 691
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/31 (1) 2,050,000 2,042
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,076,625 2,051
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,169,000 4,013
Hilton Grand Vacations Trust
Series 2020-AA, Class B
4.22%, 2/25/39 (1) 71,397 71
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 215,000 216
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 690,600 700
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,438,944 1,450
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 860,373 862
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class C, FRN
SOFR30A + 2.35%, 6.023%, 9/20/33 (1) 720,312 721
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 2,135,000 2,126
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 1,050,000 1,057
Hyundai Auto Receivables Trust
Series 2025-B, Class C
4.92%, 7/15/32  1,750,000 1,763

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  1,060,000 1,048
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 2,893,400 2,809
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.321%, 4/15/38 (1) 1,060,000 1,060
KKR
Series 26, Class ARR, CLO, FRN
3M TSFR + 1.10%, 4.772%, 10/15/34 (1) 1,100,000 1,099
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.422%, 7/15/34 (1) 1,875,000 1,873
M&T Equipment Notes
Series 2024-1A, Class A4
4.94%, 8/18/31 (1) 40,000 41
M&T Equipment Notes
Series 2025-1A, Class A3
4.78%, 9/17/29 (1) 1,735,000 1,747
Madison Park Funding XLV
Series 2020-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 7/15/34 (1) 355,000 355
Madison Park Funding XXXIX
Series 2021-39A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.419%, 10/22/34 (1) 1,300,000 1,298
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 1,480,000 1,476
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 10/17/34 (1) 1,700,000 1,697
MMAF Equipment Finance
Series 2023-A, Class A4
5.50%, 12/13/38 (1) 649,000 660
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 35,363 35
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 378,220 389
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 55,122 56

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
MVW
Series 2025-1A, Class A
4.97%, 9/22/42 (1) 782,088 786
MVW
Series 2025-1A, Class C
5.75%, 9/22/42 (1) 1,822,340 1,827
Navient Education Loan Trust
Series 2025-A, Class A
5.02%, 7/15/55 (1) 732,543 734
Navient Education Loan Trust
Series 2025-A, Class B
5.32%, 7/15/55 (1) 900,000 904
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2B, FRN
1M TSFR + 1.164%, 4.837%, 12/15/59 (1) 279,562 280
Navient Private Education Refi Loan Trust
Series 2021-GA, Class B
2.55%, 4/15/70 (1) 1,750,000 1,310
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 1,140,456 1,153
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 2,125,000 2,101
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,267,000 1,268
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 1,050,000 1,047
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 1,045,000 1,043
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,552,088 1,465
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  815,000 822
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 205,299 206
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 376,348 377

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 160,000 159
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 470,000 466
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.374%, 6/15/31 (1) 2,100,000 2,100
Octane Receivables Trust
Series 2022-1A, Class C
5.21%, 8/21/28 (1) 104,833 105
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,695,000 1,711
Octane Receivables Trust
Series 2024-RVM1, Class C
5.52%, 1/22/46 (1) 250,000 252
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 505,000 504
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 545,000 544
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.417%, 7/30/37 (1) 1,750,000 1,748
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 7/24/31 (1) 1,185,000 1,183
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.11%, 8/8/32 (1) 2,135,000 2,130
PEAC Solutions Receivables
Series 2024-1A, Class A2
5.79%, 6/21/27 (1) 642,787 647
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 110,000 111
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 505,000 504
PEAC Solutions Receivables
Series 2026-1A, Class C
4.89%, 7/20/33 (1) 560,000 558

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.112%, 4/20/35 (1) 2,125,000 2,118
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 1,545,000 1,560
Post Road Equipment Finance
Series 2025-1A, Class B
5.04%, 5/15/31 (1) 2,000,000 2,020
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 1,750,000 1,744
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 2,042,500 2,026
Progress Residential Trust
Series 2021-SFR8, Class D
2.082%, 10/17/38 (1) 600,000 591
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 1,820,000 1,794
Progress Residential Trust
Series 2025-SFR2, Class A
3.305%, 4/17/42 (1) 1,863,334 1,756
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 1,952,982 1,868
Regatta XX Funding
Series 2021-2A, Class BR, CLO, FRN
3M TSFR + 1.55%, 5.222%, 1/15/38 (1) 1,000,000 998
Rockford Tower
Series 2019-2A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.306%, 8/20/32 (1) 2,100,000 2,102
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 860,000 854
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,371,003 1,390
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 511,701 522
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.911%, 1/18/33 (1) 749,524 754

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 430,000 430
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 715,000 716
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class D
5.151%, 1/16/34 (1) 675,000 674
Santander Drive Auto Receivables Trust
Series 2024-2, Class B
5.78%, 7/16/29  2,220,000 2,240
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  840,000 836
Santander Drive Auto Receivables Trust
Series 2026-1, Class C
4.26%, 4/15/32  750,000 740
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 1,981,112 1,972
SCF Equipment Leasing
Series 2023-1A, Class C
6.77%, 8/22/33 (1) 1,685,000 1,740
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 160,000 163
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 1,055,000 1,052
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 2,135,000 2,122
Securitized Term Auto Receivables Trust
Series 2025-A, Class C
5.185%, 7/25/31 (1) 101,055 102
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 827,520 833
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 827,520 834
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 780,879 779

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 757,912 756
Securitized Term Auto Receivables Trust
Series 2026-A, Class D
4.873%, 3/25/33 (1) 390,439 390
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 1,528,875 1,453
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B
5.71%, 1/22/30 (1) 180,000 183
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class C
5.97%, 2/20/31 (1) 470,000 479
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class B
4.44%, 11/20/31 (1) 850,000 846
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class C
4.64%, 11/21/33 (1) 575,000 569
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 850,000 836
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.218%, 7/20/34 (1) 350,000 350
Sierra Timeshare Receivables Funding
Series 2022-1A, Class B
3.55%, 10/20/38 (1) 308,929 306
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 101,617 103
Sierra Timeshare Receivables Funding
Series 2023-3A, Class A
6.10%, 9/20/40 (1) 29,389 30
Sierra Timeshare Receivables Funding
Series 2023-3A, Class C
7.12%, 9/20/40 (1) 57,378 59
Sierra Timeshare Receivables Funding
Series 2024-1A, Class D
8.02%, 1/20/43 (1) 655,966 670

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 797,366 793
Sierra Timeshare Receivables Funding
Series 2025-3A, Class D
6.54%, 8/22/44 (1) 797,366 794
SMB Private Education Loan Trust
Series 2015-C, Class C
4.50%, 9/17/46 (1) 1,272,203 1,266
SMB Private Education Loan Trust
Series 2019-B, Class A2B, FRN
1M TSFR + 1.114%, 4.787%, 6/15/37 (1) 82,670 83
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.517%, 1/15/53 (1) 1,485,277 1,471
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 1,559,674 1,570
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 2,135,000 2,108
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,152,700 2,132
Sonic Capital
Series 2021-1A, Class A2I
2.19%, 8/20/51 (1) 2,249,025 2,089
Sound Point IX
Series 2015-2A, Class ARRR, CLO, FRN
3M TSFR + 1.472%, 5.139%, 7/20/32 (1) 479,528 480
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A4
4.50%, 3/20/29 (1) 650,000 653
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class B
4.74%, 4/20/29 (1) 1,700,000 1,706
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class C
5.08%, 8/20/29 (1) 560,000 563
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 900,000 898
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 1,050,000 1,042

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Symphony 43
Series 2024-43A, Class A1, CLO, FRN
3M TSFR + 1.52%, 5.192%, 4/15/37 (1) 1,750,000 1,750
THL Credit Wind River
Series 2019-3A, Class BR3, CLO, FRN
3M TSFR + 1.70%, 5.492%, 1/15/38 (1) 2,100,000 2,097
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.778%, 1/25/34 (1) 2,100,000 2,099
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 372,831 376
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 1,490,000 1,483
USB Auto Owner Trust
Series 2025-1A, Class C
4.96%, 3/17/31 (1) 1,215,000 1,223
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 533,248 541
Verizon Master Trust
Series 2024-2, Class C
5.32%, 12/22/31 (1) 960,000 978
Verizon Master Trust
Series 2024-5, Class A
5.00%, 6/21/32 (1) 285,000 291
Verizon Master Trust
Series 2024-5, Class B
5.25%, 6/21/32 (1) 125,000 128
Verizon Master Trust
Series 2024-6, Class C
4.67%, 8/20/30  175,000 175
Verizon Master Trust
Series 2025-5, Class C
4.84%, 6/20/31  1,400,000 1,407
Voya
Series 2018-2A, Class C1, CLO, FRN
3M TSFR + 2.112%, 5.784%, 7/15/31 (1) 2,400,000 2,398
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/32 (1) 1,420,000 1,420
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 4/20/34 (1) 1,380,000 1,378

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Wheels Fleet Lease Funding 1
Series 2024-2A, Class A1
4.87%, 6/21/39 (1) 510,031 513
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 1,750,000 1,747
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 650,000 649
Wingspire Equipment Finance
Series 2025-1A, Class B
4.57%, 9/20/33 (1) 121,000 120
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 1,040,000 1,035
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 630,300 598
Total Asset-Backed Securities (Cost $263,934) 264,307
BOND FUNDS  91.6%
T. Rowe Price Dynamic Credit Fund, Z Class, 7.89% (2)(3) 35,240,650 306,594
T. Rowe Price Dynamic Global Bond Fund, Z Class, 6.05% (2)
(3) 41,028,960 301,563
T. Rowe Price Emerging Markets Bond Fund, Z Class,
6.57% (2)(3) 49,627,504 477,417
T. Rowe Price Emerging Markets Corporate Bond Fund, Z
Class, 6.65% (2)(3) 13,016,511 119,361
T. Rowe Price Emerging Markets Local Currency Bond Fund, Z
Class, 7.62% (2)(3) 50,000,699 246,003
T. Rowe Price Floating Rate Fund, Z Class, 7.04% (2)(3) 68,297,686 618,777
T. Rowe Price High Yield Fund, Z Class, 7.07% (2)(3) 137,767,101 812,826
T. Rowe Price Inflation Protected Bond Fund, Z Class,
6.03% (2)(3) 11,853,329 121,378
T. Rowe Price International Bond Fund, Z Class, 3.46% (2)(3) 16,727,217 117,760
T. Rowe Price International Bond Fund (USD Hedged), Z Class,
3.48% (2)(3) 39,869,637 336,500
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Z
Class, 5.33% (2)(3) 26,114,137 122,214
T. Rowe Price QM U.S. Bond ETF, 4.45% (2)(3) 13,725,001 584,685
T. Rowe Price Short-Term Bond Fund, Z Class, 4.48% (2)(3) 26,447,349 122,187
T. Rowe Price Total Return ETF, 4.99% (2)(3) 10,500,001 422,940
T. Rowe Price U.S. High Yield ETF, 6.84% (2)(3) 13,883,501 708,128
T. Rowe Price U.S. Treasury Intermediate Index Fund, Z Class,
4.04% (2)(3) 103,028 523

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund, Z Class,
4.94% (2)(3) 21,435,120 151,975
Total Bond Funds (Cost $5,604,725) 5,570,831
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.5%
1345T, Series 2025-AOA, Class B, ARM, 1M TSFR + 2.00%,
5.673%, 6/15/42 (1) 500,000 499
1345T, Series 2025-AOA, Class C, ARM, 1M TSFR + 2.25%,
5.923%, 6/15/42 (1) 1,200,000 1,196
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO,
STEP, 5.348%, 10/25/69 (1) 188,808 189
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO,
STEP, 5.855%, 4/25/70 (1) 1,404,915 1,415
Angel Oak Mortgage Trust, Series 2025-5, Class A1, CMO,
STEP, 5.573%, 4/25/70 (1) 1,354,183 1,360
BAMLL Commercial Mortgage Securities Trust, Series 2018-
PARK, Class A, ARM, 4.091%, 8/10/38 (1) 2,175,000 2,127
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  759,000 794
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  1,200,000 1,223
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,350,000 2,440
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  970,000 1,007
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,650,000 1,705
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (1) 1,110,000 1,030
Benchmark Mortgage Trust, Series 2023-V3, Class AS, ARM,
7.097%, 7/15/56  1,350,000 1,408
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM,
6.417%, 1/10/57  1,715,000 1,778
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  1,975,000 2,054
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM,
6.628%, 7/15/57  185,000 194
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM,
5.815%, 2/15/58  2,495,000 2,585
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%,
4/15/57  1,046,053 1,080
Benchmark Mortgage Trust, Series 2026-B42, Class A5, 5.10%,
3/15/59  1,065,000 1,064
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C,
ARM, 5.451%, 10/10/42 (1) 1,985,000 1,980
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  2,450,000 2,567
BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.578%,
5/15/58  1,750,000 1,801

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM,
5.871%, 6/15/58  1,730,000 1,824
BMO Mortgage Trust, Series 2025-C13, Class B, ARM, 6.038%,
10/15/58  1,050,000 1,062
BMO Mortgage Trust, Series 2026-5C14, Class A3, 5.209%,
3/15/59  1,280,000 1,301
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B,
ARM, 1M TSFR + 1.841%, 5.514%, 5/15/41 (1) 1,540,000 1,540
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 4.996%, 1/15/42 (1) 2,000,000 1,992
BX Commercial Mortgage Trust, Series 2026-ALOHA, Class B,
ARM, 1M TSFR + 1.55%, 5.25%, 4/15/43 (1) 1,100,000 1,100
BX Commercial Mortgage Trust, Series 2026-CSMO, Class C,
ARM, 1M TSFR + 2.00%, 5.673%, 2/15/43 (1) 1,060,000 1,061
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.073%, 6/15/35 (1) 1,725,000 1,725
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.373%, 12/15/44 (1) 1,045,000 1,042
BX Trust, Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%,
5.773%, 12/15/44 (1) 1,045,000 1,037
Cantor Commercial Real Estate Lending, Series 2019-CF2,
Class B, 3.267%, 11/15/52  365,000 335
CD Mortgage Trust, Series 2019-CD8, Class A4, 2.912%,
8/15/57  340,000 319
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 2,105,000 2,120
Citigroup Commercial Mortgage Trust, Series 2019-GC41,
Class A5, 2.869%, 8/10/56  1,880,000 1,768
COLT Mortgage Loan Trust, Series 2024-6, Class A1, CMO,
STEP, 5.39%, 11/25/69 (1) 1,096,868 1,098
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1, CMO,
STEP, 5.903%, 12/25/68 (1) 1,356,986 1,361
COLT Mortgage Loan Trust, Series 2025-10, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.862%, 10/25/70 (1) 1,947,921 1,948
Commercial Mortgage Trust, Series 2022-HC, Class A, 2.819%,
1/10/39 (1) 100,000 97
Commercial Mortgage Trust, Series 2022-HC, Class C, 3.376%,
1/10/39 (1) 260,000 247
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 5.962%, 5/25/43 (1) 521,642 532
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 5.562%, 6/25/43 (1) 1,048,166 1,053
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.112%, 3/25/45 (1) 1,137,224 1,139
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.662%, 7/25/45 (1) 671,724 671

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.712%, 2/25/46 (1) 1,418,512 1,410
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM,
5.596%, 6/25/70 (1) 1,430,530 1,437
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 820,181 821
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class
A4, ARM, 4.422%, 11/15/51  585,000 583
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class B,
3.594%, 12/15/52  746,000 696
DBC Mortgage Trust, Series 2025-DBC, Class B, ARM, 1M
TSFR + 1.60%, 5.273%, 11/15/42 (1) 1,700,000 1,694
DBGS Mortgage Trust, Series 2018-C1, Class A2, 4.358%,
10/15/51  20,308 20
DBGS Mortgage Trust, Series 2018-C1, Class A3, 4.197%,
10/15/51  500,000 495
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 2,115,000 2,108
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 1,573,985 1,577
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A +
1.20%, 4.868%, 10/25/70 (1) 1,998,212 1,998
EFMT, Series 2026-NQM4, Class A2, CMO, STEP, 5.669%,
4/25/71 (1) 1,060,000 1,062
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 394,472 375
Extended Stay America Trust, Series 2025-ESH, Class C, ARM,
1M TSFR + 1.85%, 5.523%, 10/15/42 (1) 990,000 992
Extended Stay America Trust, Series 2025-ESH, Class D, ARM,
1M TSFR + 2.60%, 6.273%, 10/15/42 (1) 990,000 991
Flagstar Mortgage Trust, Series 2019-1INV, Class A11, CMO,
ARM, 1M TSFR + 1.064%, 4.743%, 10/25/49 (1) 128,951 127
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM,
3.564%, 11/25/49 (1) 2,383,000 2,366
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM,
3.752%, 11/25/50 (1) 1,550,000 1,522
FREMF Mortgage Trust, Series 2020-K737, Class B, ARM,
3.328%, 1/25/53 (1) 210,000 208
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 537,425 543
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 1,294,166 1,296
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 1,060,000 1,062
Grace Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40 (1) 1,700,000 1,520

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
GS Mortgage Securities Trust, Series 2019-GC40, Class A4,
3.16%, 7/10/52  440,000 418
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A,
ARM, 1M TSFR + 1.541%, 5.214%, 5/15/37 (1) 1,400,000 1,399
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B,
ARM, 1M TSFR + 1.941%, 5.613%, 5/15/37 (1) 350,000 350
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 708,255 710
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 1,452,922 1,455
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 2,110,828 2,093
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 1,500,000 1,535
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1) 2,298,000 2,282
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B, ARM, 2.854%, 9/6/38 (1) 1,193,000 1,183
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.095%, 10/25/49 (1) 1,710,043 1,677
JPMorgan Mortgage Trust, Series 2025-DSC1, Class A1, CMO,
ARM, 5.577%, 9/25/65 (1) 1,544,906 1,552
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 843,131 842
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, ARM,
SOFR30A + 1.35%, 5.023%, 3/20/56 (1) 1,836,358 1,840
Manhattan West Mortgage Trust, Series 2020-1MW, Class A,
2.13%, 9/10/39 (1) 1,720,000 1,657
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.264%, 5/15/41 (1) 831,608 825
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A4, 3.72%, 12/15/49  450,000 447
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  330,000 350
NYC Commercial Mortgage Trust, Series 2025-28L, Class B,
ARM, 5.007%, 11/5/38 (1) 1,675,000 1,673
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 2,020,000 2,026
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 1,103,827 994
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 18,705 16
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 104,333 91
OBX Trust, Series 2020-EXP3, Class 2A1B, CMO, ARM, 1M
TSFR + 1.014%, 4.693%, 1/25/60 (1) 1,984,632 1,980

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2024-NQM5, Class A1, CMO, STEP,
5.988%, 1/25/64 (1) 1,199,191 1,206
OBX Trust, Series 2025-NQM7, Class A1, CMO, STEP, 5.56%,
5/25/55 (1) 1,209,115 1,215
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%,
2/25/66 (1) 1,720,000 1,717
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 440,000 438
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 2,109,970 2,092
PMT Loan Trust, Series 2025-INV5, Class A2, CMO, ARM,
6.00%, 5/25/56 (1) 784,412 793
PMT Loan Trust, Series 2025-INV7, Class A1, CMO, ARM,
6.00%, 6/25/56 (1) 926,276 936
RCKT Mortgage Trust, Series 2024-CES9, Class A1A, STEP,
5.582%, 12/25/44 (1) 107,547 108
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41 (1) 2,000,000 2,045
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 1,472,561 1,481
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.435%, 11/25/63 (1) 1,385,714 1,384
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.223%, 1/15/39 (1) 241,000 241
SREIT Trust, Series 2021-PALM, Class B, ARM, 1M TSFR +
0.924%, 4.597%, 10/15/34 (1) 750,000 749
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.362%,
9/25/42 (1) 945,000 974
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.912%, 3/25/44 (1) 144,744 145
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.762%, 9/25/45 (1) 1,046,933 1,046
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.762%,
10/25/45 (1) 353,600 354
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.15%, 4.812%, 2/25/45 (1) 434,586 435
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class
A, ARM, 1M TSFR + 1.293%, 4.966%, 4/15/42 (1) 237,000 236
Towd Point Mortgage Trust, Series 2017-1, Class M1, CMO,
ARM, 3.75%, 10/25/56 (1) 1,461,266 1,444
Towd Point Mortgage Trust, Series 2017-3, Class A2, CMO,
ARM, 3.00%, 7/25/57 (1) 259,479 257
Towd Point Mortgage Trust, Series 2019-HY2, Class B1, CMO,
ARM, 1M TSFR + 2.364%, 6.043%, 5/25/58 (1) 190,000 190

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-HY3, Class B1, CMO,
ARM, 1M TSFR + 2.114%, 5.793%, 10/25/59 (1) 2,000,000 2,080
Towd Point Mortgage Trust, Series 2022-4, Class A1, CMO,
3.75%, 9/25/62 (1) 1,487,940 1,416
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.859%, 12/25/64 (1) 1,963,341 1,979
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO,
ARM, 4.612%, 10/25/64 (1) 1,567,324 1,547
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.81%, 6/25/65 (1) 1,610,145 1,596
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (1) 1,885,251 1,876
Towd Point Mortgage Trust, Series 2026-1, Class A1B, CMO,
ARM, 4.318%, 1/25/66 (1) 1,037,178 1,026
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 4.812%, 9/25/70 (1) 1,715,353 1,715
Wells Fargo Commercial Mortgage Trust, Series 2019-C52,
Class A5, 2.892%, 8/15/52  1,395,000 1,316
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  1,380,000 1,310
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2,
Class A3, ARM, 5.92%, 11/15/57  1,646,120 1,710
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class AS, ARM, 5.582%, 10/15/58  2,000,000 2,034
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $149,050) 149,257
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, CMO, IO, 1.50%, 1/25/51  9,939,992 1,011
1,011
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $1,015) 1,011
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.4%
T. Rowe Price U.S. Treasury Money Fund, Class Z, 3.74% (2)
(4) 85,919,145 85,919
85,919

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.646%, 5/14/26 (5) 10,000,000 9,957
9,957
Total Short-Term Investments (Cost $95,876) 95,876
Total Investments in Securities  100.0%
(Cost $6,114,600) $ 6,081,282
Other Assets Less Liabilities (0.0)% (2,653)
Net Assets 100.0% $ 6,078,629
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $327,945 and represents 5.4% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Seven-day yield
(5) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,904 U.S. Treasury Notes five year
contracts 6/26 205,974 $ (2,705)
Short, 17 U.S. Treasury Notes two year contracts 6/26 (3,527) 27
Long, 114 Ultra U.S. Treasury Notes ten year
contracts 6/26 12,941 (296)
Net payments (receipts) of variation margin to date 3,274
Variation margin receivable (payable) on open futures contracts $ 300

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund, Z Class,
7.89%  $ (49) $ (3,090) $ 5,485
T. Rowe Price Dynamic Global Bond Fund, Z
Class, 6.05%  — (8,487) 4,673
T. Rowe Price Emerging Markets Bond Fund,
Z Class, 6.57%  (548) (11,061) 7,746
T. Rowe Price Emerging Markets Corporate
Bond Fund, Z Class, 6.65%  — (2,960) 1,970
T. Rowe Price Emerging Markets Local
Currency Bond Fund, Z Class, 7.62%  — (9,911) 4,172
T. Rowe Price Floating Rate Fund, Z Class,
7.04%  (164) (12,430) 10,897
T. Rowe Price High Yield Fund, Z Class, 7.07%  (705) (14,263) 14,556
T. Rowe Price Inflation Protected Bond Fund, Z
Class, 6.03%  — (241) 570
T. Rowe Price International Bond Fund, Z
Class, 3.46%  — (3,041) 963
T. Rowe Price International Bond Fund (USD
Hedged), Z Class, 3.48%  (410) (4,360) 3,180
T. Rowe Price Limited Duration Inflation
Focused Bond Fund, Z Class, 5.33%  — 495 503
T. Rowe Price QM U.S. Bond ETF, 4.45%  — (6,039) 6,399
T. Rowe Price Short-Term Bond Fund, Z Class,
4.48%  12 (796) 1,360
T. Rowe Price Total Return ETF, 4.99%  — (5,087) 5,509
T. Rowe Price U.S. High Yield ETF, 6.84%  — (17,086) 11,517
T. Rowe Price U.S. Treasury Intermediate
Index Fund, Z Class, 4.04%  — (6) 5
T. Rowe Price U.S. Treasury Long-Term Index
Fund, Z Class, 4.94%  — (2,142) 1,577
T. Rowe Price U.S. Treasury Money Fund,
3.74% — — 983
Totals $ (1,864)# $ (100,505) $ 82,065+

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Dynamic Credit
Fund, Z Class, 7.89%  $ 306,149 $ 6,584 $ 3,049 $ 306,594
T. Rowe Price Dynamic Global
Bond Fund, Z Class, 6.05%  301,101 8,949 — 301,563
T. Rowe Price Emerging
Markets Bond Fund, Z Class,
6.57%  432,452 61,448 5,422 477,417
T. Rowe Price Emerging
Markets Corporate Bond
Fund, Z Class, 6.65%  118,245 4,076 — 119,361
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, Z Class, 7.62%  228,469 27,445 — 246,003
T. Rowe Price Floating Rate
Fund, Z Class, 7.04%  616,266 19,979 5,038 618,777
T. Rowe Price High Yield
Fund, Z Class, 7.07%  827,758 16,910 17,579 812,826
T. Rowe Price Inflation
Protected Bond Fund, Z Class,
6.03%  120,426 1,193 — 121,378
T. Rowe Price International
Bond Fund, Z Class, 3.46%  102,349 18,452 — 117,760
T. Rowe Price International
Bond Fund (USD Hedged), Z
Class, 3.48%  344,805 4,465 8,410 336,500
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund, Z Class, 5.33%  115,843 5,876 — 122,214
T. Rowe Price QM U.S. Bond
ETF, 4.45%  590,724 — — 584,685
T. Rowe Price Short-Term
Bond Fund, Z Class, 4.48%  124,248 1,723 2,988 122,187
T. Rowe Price Total Return
ETF, 4.99%  428,027 — — 422,940
T. Rowe Price U.S. High Yield
ETF, 6.84%  699,355 25,859 — 708,128
T. Rowe Price U.S. Treasury
Intermediate Index Fund, Z
Class, 4.04%  524 5 — 523

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price U.S. Treasury
Long-Term Index Fund, Z
Class, 4.94%  $ 152,085 $ 2,032 $ — $ 151,975
T. Rowe Price U.S. Treasury
Money Fund, Class Z, 3.74% 133,117  ¤  ¤ 85,919
Total $ 5,656,750^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $82,065 of income distributions from underlying Price Funds.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,690,644.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Income Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 414,575 $ — $ 414,575
Bond Funds 5,570,831 — — 5,570,831
Short-Term Investments 85,919 9,957 — 95,876
Total Securities 5,656,750 424,532 — 6,081,282
Futures Contracts* 27 — — 27
Total $ 5,656,777 $ 424,532 $ — $ 6,081,309
Liabilities
Futures Contracts* $ 3,001 $ — $ — $ 3,001
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government & Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F88-054Q1 03/26